Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases	Leases
The table below provides a rollforward of the Company's right-of-use assets as of June 30, 2022 and 2021, respectively.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2022	9,005	134	9,139
Exchange difference	(523)	—	(523)
June 30, 2022	8,482	134	8,616

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(589)	(17)	(606)
Exchange difference	59	—	59
June 30, 2022	(2,455)	(67)	(2,522)

Net book amount as of June 30, 2022	6,027	67	6,094

Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(864)	—	(864)
Exchange difference	40	—	40
June 30, 2021	10,162	134	10,296

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(786)	(13)	(799)
Lease termination	864	—	864
Exchange difference	(11)	—	(11)
June 30, 2021	(2,186)	(33)	(2,219)

Net book amount as of June 30, 2021	7,976	101	8,077
During the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, is R&D.
Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2022	2021	2022	2021
R&D expenses	238	358	483	682
G&A expenses	61	62	123	117
	299	420	606	799
The table below provides a rollforward of the Company's lease liabilities as of June 30, 2022 and 2021, respectively.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2022	7,898	125	8,023
Cash outflow (including interest)	(593)	(18)	(611)
Interest	100	1	101
Exchange difference	(575)	(39)	(614)
June 30, 2022	6,830	69	6,899

January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(616)	(15)	(631)
Interest	112	2	114
Exchange difference	(66)	(2)	(68)
June 30, 2021	8,494	106	8,600

June 30, 2022
Lease liabilities (short-term)	875	34	909
Lease liabilities (long-term)	5,955	35	5,990
Total lease liabilities	6,830	69	6,899

June 30, 2021
Lease liabilities (short-term)	954	34	988
Lease liabilities (long-term)	7,540	72	7,612
Total lease liabilities	8,494	106	8,600